Trade Receivables, Other Receivables and Prepayments (Tables)	6 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Schedule of trade receivables
	As at June 30, 2018	As at December 31, 2017
Trade receivables	13,136,918	11,860,798
Bad debt provision for trade receivables	(1,342,328)	(1,359,255)
	11,794,590	10,501,543

Schedule of other receivables
	As at June 30, 2018	As at December 31, 2017
Other receivables	2,814	2,849
Prepayments	449,554	1,898,419
	452,368	1,901,268

Schedule of aging analysis of trade receivables
	As at June 30, 2018	As at December 31, 2017
Current	974,560	1,791,936
Past due for less than 4 months	3,300,008	2,721,633
Past due for more than 4 months	8,862,350	7,347,229
	13,136,918	11,860,798

Schedule of provision for doubtful debts
	As at June 30, 2018	As at December 31, 2017
As at January 1	1,359,255	1,280,330
Provision provided in the year	-	-
Translation adjustment	(16,927)	78,925
As at end of period	1,342,328	1,359,255